Stock Options/Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stock Options/Stock Based Compensation [Abstract]
Schedule of the Black-Scholes option-pricing model to value the options
	Shares	Weighted Average Exercise Price Per Option
Options outstanding, December 31, 2016	322,000	$2.05
Granted to employees and non-employee directors	-	-
Exercised	-	-
Canceled/expired/forfeited	196,000	-
Options outstanding, June 30, 2017	126,000	2.05

Options exercisable, June 30, 2017	-	$-

	Shares	Weighted Average Exercise Price Per Option
Options outstanding, December 31, 2015	-	$-
Granted to employees and non-employee directors	499,000	2.05
Exercised	-	-
Canceled/expired/forfeited	177,000	-
Options outstanding, December 31, 2016	322,000	2.05

Options exercisable, December 31, 2016	-	$-